OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 2) - CAD ($)		3 Months Ended
	May 02, 2021	Jun. 30, 2025
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Fiscal 2026 (July 1, 2025 to March 31, 2026)		$ 21,124
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)		2,347
Total undiscounted lease payments		23,471
Less: inputed interest		(1,018)
Lease liability	$ 100,877	$ 22,453